PROMISSORY NOTES - Additional Information (Details) - USD ($)		6 Months Ended	12 Months Ended
	Apr. 17, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Short Term Debt [Line Items]
Stated interest rate			12.00%
Unsecured Debt | Twelve Percent Promissory Note Due July172017
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding					$ 494,437
Accrued interest					$ 136,927
Stated interest rate					12.00%
Unsecured Debt | Twelve Percent Promissory Note Due Between September112019 To March092020
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding			$ 150,000	$ 500,000
Stated interest rate			12.00%	12.00%
Debt instrument, unamortized discount (premium), net			$ 35,000	$ 120,000
Proceeds from issuance of debt			$ 115,000	$ 380,000
Debt instrument, maturity start date				Sep. 11, 2019
Debt instrument, maturity end date				Mar. 09, 2020
Debt Instrument Maturity Date			May 01, 2021
Unsecured Debt | SBA PPP | Vectra
Short Term Debt [Line Items]
Proceeds from issuance of debt	$ 193,200
Debt Instrument Maturity Date	Apr. 17, 2022
Debt instrument, term	2 years
Debt instrument, payment terms	Interest accrues on the loan beginning with the initial disbursement; however, payments of principal and interest are deferred until Vectra’s determination of the amount of forgiveness applied for by the Company is approved by the SBA. If the Company does not apply for forgiveness within 10 months after the last day of the covered period (defined, at the Company’s election as 24 weeks), such payments will be due that month.	Interest accrues on the loan beginning with the initial disbursement; however, payments of principal and interest are deferred until Vectra’s determination of the amount of forgiveness applied for by the Company is approved by the SBA. If the Company does not apply for forgiveness within 10 months after the last day of the covered period (defined, at the Company’s election as 24 weeks), such payments will be due that month.	Interest accrues on the loan beginning with the initial disbursement; however, payments of principal and interest are deferred until Vectra’s determination of the amount of forgiveness applied for by the Company is approved by the SBA. If the Company does not apply for forgiveness within 10 months after the last day of the covered period (defined, at the Company’s election as 24 weeks), such payments will be due that month.
Convertible Debt | Bay Bridge Convertible Note Two
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding					$ 850,000
Accrued interest					$ 61,246